UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $767,431,518

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                                    SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     VALUE     PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 47799674  1753473 SH       SOLE                  1753473        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 34799936   432029 SH       SOLE                   432029        0        0
ALLERGAN INC                   COM              018490102 27708482   403502 SH       SOLE                   403502        0        0
ANTIGENICS INC DEL             COM              037032109  3658107  3621888 SH       SOLE                  3621888        0        0
BIOGEN IDEC INC                COM              09062X103 30914811   461071 SH       SOLE                   461071        0        0
BOSTON SCIENTIFIC CORP         COM              101137107  6816028   900400 SH       SOLE                   900400        0        0
CEPHALON INC                   COM              156708109 26986823   437246 SH       SOLE                   437246        0        0
DEXCOM INC                     COM              252131107 11769863   862261 SH       SOLE                   862261        0        0
ELAN PLC                       ADR              284131208 40496460  7067445 SH       SOLE                  7067445        0        0
EMDEON INC                     CL A             29084T104  2584596   190886 SH       SOLE                   190886        0        0
EXELIXIS INC                   COM              30161Q104  1231500   150000 SH       SOLE                   150000        0        0
GILEAD SCIENCES INC            COM              375558103  6283436   173384 SH       SOLE                   173384        0        0
GTX INC DEL                    COM              40052B108  9650436  3641674 SH       SOLE                  3641674        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 18713464  1961579 SH       SOLE                  1961579        0        0
HEALTH NET INC                 COM              42222G108 10916000   400000 SH       SOLE                   400000        0        0
INSPIRE PHARMACEUTICALS INC    COM              457733103 21703105  2583703 SH       SOLE                  2583703        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602  5606836    21753 SH       SOLE                    21753        0        0
KINDRED HEALTHCARE INC         COM              494580103 13318250   725000 SH       SOLE                   725000        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   234000   200000 SH       SOLE                   200000        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104  1570824  1090850 SH       SOLE                  1090850        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109 15304354   416445 SH       SOLE                   416445        0        0
MAKO SURGICAL CORP             COM              560879108 19656630  1291500 SH       SOLE                  1291500        0        0
MANNKIND CORP                  COM              56400P201  2446573   303545 SH       SOLE                   303545        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 18679061  1115834 SH       SOLE                  1115834        0        0
MASIMO CORP                    COM              574795100 24620837   846950 SH       SOLE                   846950        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 27409385  1023120 SH       SOLE                  1023120        0        0
NXSTAGE MEDICAL INC            COM              67072V103 16053795   645249 SH       SOLE                   645249        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 33491196   908359 SH       SOLE                   908359        0        0
OPKO HEALTH INC                COM              68375N103 20275271  5524597 SH       SOLE                  5524597        0        0
PACIFIC BIOSCIENCES CALIF IN   COM              69404d108  7557250   475000 SH       SOLE                   475000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106   810177   148384 SH       SOLE                   148384        0        0
QUIDEL CORP                    COM              74838J101 40687255  2815727 SH       SOLE                  2815727        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107 10851073  1208360 SH       SOLE                  1208360        0        0
TENET HEALTHCARE CORP          COM              88033G100106170206 15869986 SH       SOLE                 15869986        0        0
THORATEC CORP                  COM NEW          885175307 29749027  1050460 SH       SOLE                  1050460        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  4386850  2261263 SH       SOLE                  2261263        0        0
WEBMD HEALTH CORP              COM              94770V102 66519947  1302780 SH       SOLE                  1302780        0        0